Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	73,208,586	76,804,474
Common stock, shares outstanding (in shares)	73,208,586	76,804,474